CONSECO STOCKCAR STOCKS MUTUAL FUND, INC.
                            11825 N. PENNSYLVANIA ST.
                                CARMEL, IN 46032



EDGAR  FILING


February  6,  2003

U.S.  Securities  and  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  D.C.  20549

               Re: Conseco StockCar Stocks Mutual Fund, Inc. 1933 Act File No. 333-53683
                       1940  Act  File  No.  811-8791


Dear  Sir  or  Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Fund does not differ from that contained in Post-Effective No. 8 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on January 28, 2003.

     Please contact me at (317) 817-6422 should you have any questions regarding this filing.

Sincerely,

/s/  William  P.  Kovacs
     William  P.  Kovacs
     Vice  President  and  Secretary